Restatement of Prior Period Financial Statements - Consolidated Statement of Cash Flows (Details) - USD ($)			12 Months Ended
		Jun. 23, 2022	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Cash flows from operating activities
Net loss			$ (1,181,875,000)	[1]	$ (479,017,000)	[1],[2]	$ (969,808,000)	[2]
Adjustments to reconcile net loss to net cash flows:
Depreciation and amortization expense			115,445,000	[1]	140,806,000	[1]	211,579,000
Warranty provisions			66,158,000	[1]	91,245,000	[1]	55,822,000
Impairment of inventory			146,550,000	[1]	14,830,000	[1]	30,782,000
Impairment of property, plant, and equipment, vehicles under operating leases, and intangible assets			339,568,000	[1]	0	[1]	0
Finance income			(69,565,000)	[1]	(8,552,000)	[1]	(32,970,000)
Finance expense			213,242,000	[1]	108,402,000	[1]	45,218,000
Fair value change - Earn-out rights			(443,168,000)	[1]	(902,068,000)	[1],[2]	0	[2]
Fair value change - Class C Shares			(22,000,000)	[1]	(35,090,000)	[1],[2]	0	[2]
Listing expense			0	[1]	372,318,000	[1]	0
Income tax benefit (expense)			(9,452,000)	[1]	29,756,000	[1]	(3,075,000)
Share of losses in associates			43,304,000	[1]	0	[1]	0
Gain on sale of asset grouping			(16,334,000)	[1]	0	[1]	0
Loss on derecognition and disposal of property, plant, and equipment and intangible assets			10,892,000	[1]	11,036,000	[1]	0
Litigation provisions			25,676,000	[1]	0	[1]	0
Other provisions			19,890,000	[1]	23,367,000	[1]	11,560,000
Unrealized exchange (loss) gain on trade payables			26,787,000	[1]	(26,672,000)	[1]	9,876,000
Other non-cash expense and income			(8,945,000)	[1]	13,451,000	[1]	6,262,000
Change in operating assets and liabilities:
Inventories			(358,392,000)	[1]	(186,393,000)	[1]	(283,776,000)
Contract liabilities			77,424,000	[1]	23,663,000	[1]	59,074,000
Trade receivables, prepaid expenses, and other assets			(156,860,000)	[1]	(214,164,000)	[1]	60,353,000
Trade payables, accrued expenses, and other liabilities			(488,842,000)	[1]	21,268,000	[1]	489,197,000
Interest received			32,280,000	[1]	8,552,000	[1]	(1,580,000)
Interest received			32,280,000		8,552,000
Interest paid			(220,147,000)	[1]	(68,130,000)	[1]	(12,564,000)
Taxes paid			(35,477,000)	[1]	(19,559,000)	[1]	0
Cash used for operating activities			(1,893,841,000)	[1]	(1,080,951,000)	[1]	(324,050,000)
Cash flows from investing activities
Additions to property, plant, and equipment			(137,400,000)	[1]	(32,269,000)	[1]	(24,701,000)
Additions to intangible assets			(435,584,000)	[1]	(674,275,000)	[1]	(102,236,000)
Additions to other investments			0	[1]	(2,500,000)	[1]	0
Proceeds from sale of property, plant, and equipment			1,779,000	[1]	0	[1]	0
Proceeds from sale of asset grouping			153,586,000	[1]	0	[1]	0
Cash used for investing activities			(417,619,000)	[1]	(709,044,000)	[1]	(126,937,000)
Cash flows from financing activities
Change in restricted deposits			(1,906,000)	[1]	0	[1]	48,830,000
Proceeds from short-term borrowings			3,273,888,000	[1]	2,150,955,000	[1]	708,363,000
Proceeds from long-term borrowings			1,381,738,000
Proceeds from related party capital contribution			25,565,000	[1]	0	[1]	0
Proceeds from related party capital contribution					(1,436,416,000)
Proceeds from issuance of share capital and other contributed capital		$ 1,417,973,000	0	[1]	1,417,973,000	[1]	582,388,000
Repayments of borrowings			(2,553,008,000)	[1]	(1,436,416,000)	[1]	(411,950,000)
Repayments of lease liabilities			(21,916,000)		(19,448,000)		(8,913,000)
Transaction costs			0	[1]	(38,903,000)	[1]	0
Cash provided by financing activities			2,104,361,000	[1]	2,074,161,000	[1]	918,718,000
Effect of foreign exchange rate changes on cash and cash equivalents			1,486,000	[1]	(66,966,000)	[1]	(27,478,000)
Net (decrease) increase in cash and cash equivalents			(205,613,000)	[1]	217,200,000	[1]	440,253,000
Cash and cash equivalents at the beginning of the period			973,877,000	[1],[3]	756,677,000	[1]	316,424,000
Cash and cash equivalents at the end of the period	[1]		768,264,000		973,877,000	[3]	756,677,000
As originally filed on August 14, 2024
Cash flows from operating activities
Net loss			(1,194,831,000)		(465,789,000)		(1,007,454,000)
Adjustments to reconcile net loss to net cash flows:
Depreciation and amortization expense			115,010,000		158,392,000		239,164,000
Warranty provisions			65,543,000		84,992,000		63,114,000
Impairment of inventory			134,877,000		27,877,000		31,984,000
Impairment of property, plant, and equipment, vehicles under operating leases, and intangible assets			351,241,000
Finance income			(69,454,000)		(8,552,000)		(32,969,000)
Finance expense			213,321,000		108,435,000		45,249,000
Fair value change - Earn-out rights			(443,168,000)		(902,068,000)
Fair value change - Class C Shares			(22,000,000)		(35,090,000)
Listing expense			0		372,318,000
Income tax benefit (expense)			(7,138,000)		16,784,000		336,000
Share of losses in associates			43,304,000
Gain on sale of asset grouping			(16,334,000)
Loss on derecognition and disposal of property, plant, and equipment and intangible assets			10,892,000		0
Litigation provisions			35,676,000
Other provisions			19,890,000		0		0
Unrealized exchange (loss) gain on trade payables			26,787,000		0		0
Other non-cash expense and income			(8,510,000)		18,997,000		11,560,000
Change in operating assets and liabilities:
Inventories			(358,392,000)		(226,638,000)		(290,442,000)
Contract liabilities			77,424,000		13,373,000		70,220,000
Trade receivables, prepaid expenses, and other assets			(151,634,000)		(220,118,000)		48,574,000
Trade payables, accrued expenses, and other liabilities			(459,002,000)		52,801,000		519,676,000
Interest received							1,396,000
Interest received			32,280,000		8,552,000
Interest paid			(220,147,000)		(68,130,000)		(12,564,000)
Taxes paid			(35,477,000)		(19,559,000)
Cash used for operating activities			(1,859,842,000)		(1,083,423,000)		(312,156,000)
Cash flows from investing activities
Additions to property, plant, and equipment			(137,400,000)		(32,269,000)		(24,701,000)
Additions to intangible assets			(457,364,000)		(681,204,000)		(104,971,000)
Additions to other investments			0		(2,500,000)
Proceeds from sale of property, plant, and equipment			1,779,000
Proceeds from sale of asset grouping			153,586,000
Cash used for investing activities			(439,399,000)		(715,973,000)		(129,672,000)
Cash flows from financing activities
Change in restricted deposits			(1,906,000)				48,830,000
Proceeds from short-term borrowings			3,262,831,000		2,149,799,000		698,882,000
Proceeds from long-term borrowings			1,381,738,000
Proceeds from related party capital contribution			25,565,000
Proceeds from related party capital contribution					(1,426,935,000)
Proceeds from issuance of share capital and other contributed capital			0		1,417,973,000		582,388,000
Repayments of borrowings			(2,553,008,000)				(411,950,000)
Repayments of lease liabilities			(21,916,000)		(18,905,000)		(8,578,000)
Transaction costs			0		(38,903,000)		0
Cash provided by financing activities			2,093,304,000		2,083,029,000		909,572,000
Effect of foreign exchange rate changes on cash and cash equivalents			987,000		(66,433,000)		(27,491,000)
Net (decrease) increase in cash and cash equivalents			(204,950,000)		217,200,000		440,253,000
Cash and cash equivalents at the beginning of the period			973,877,000		756,677,000		316,424,000
Cash and cash equivalents at the end of the period			768,927,000		973,877,000		756,677,000
Prior Restatement Adjustments
Cash flows from operating activities
Net loss			12,956,000		(11,666,000)		38,156,000
Adjustments to reconcile net loss to net cash flows:
Depreciation and amortization expense			435,000		(15,401,000)		(21,323,000)
Warranty provisions			615,000		6,291,000		(5,634,000)
Impairment of inventory			11,673,000		(13,047,000)		(1,202,000)
Impairment of property, plant, and equipment, vehicles under operating leases, and intangible assets			(11,673,000)
Finance income			(111,000)		0		(1,000)
Finance expense			(79,000)		(33,000)		(31,000)
Fair value change - Earn-out rights			0		0
Fair value change - Class C Shares			0		0
Listing expense			0		0
Income tax benefit (expense)			(2,314,000)		12,876,000		(3,411,000)
Share of losses in associates			0
Gain on sale of asset grouping			0
Loss on derecognition and disposal of property, plant, and equipment and intangible assets			0		11,036,000
Litigation provisions			(10,000,000)
Other provisions			0		23,367,000		11,560,000
Unrealized exchange (loss) gain on trade payables			0		(26,672,000)		9,876,000
Other non-cash expense and income			(435,000)		(7,731,000)		(11,560,000)
Change in operating assets and liabilities:
Inventories			0		40,245,000		6,666,000
Contract liabilities			0		8,256,000		(11,146,000)
Trade receivables, prepaid expenses, and other assets			(5,226,000)		(2,573,000)		8,545,000
Trade payables, accrued expenses, and other liabilities			(29,840,000)		(30,820,000)		(22,894,000)
Interest received							0
Interest received			0		0
Interest paid			0		0		0
Taxes paid			0		0
Cash used for operating activities			(33,999,000)		(5,872,000)		(2,399,000)
Cash flows from investing activities
Additions to property, plant, and equipment			0		0		0
Additions to intangible assets			21,780,000		6,929,000		2,735,000
Additions to other investments			0		0
Proceeds from sale of property, plant, and equipment			0
Proceeds from sale of asset grouping			0
Cash used for investing activities			21,780,000		6,929,000		2,735,000
Cash flows from financing activities
Change in restricted deposits			0				0
Proceeds from short-term borrowings			11,057,000		0		0
Proceeds from long-term borrowings			0
Proceeds from related party capital contribution			0
Proceeds from related party capital contribution					0
Proceeds from issuance of share capital and other contributed capital			0		0		0
Repayments of borrowings			0				0
Repayments of lease liabilities			0		(543,000)		(335,000)
Transaction costs			0		0		0
Cash provided by financing activities			11,057,000		(543,000)		(335,000)
Effect of foreign exchange rate changes on cash and cash equivalents			499,000		(514,000)		(1,000)
Net (decrease) increase in cash and cash equivalents			(663,000)		0		0
Cash and cash equivalents at the beginning of the period			0		0		0
Cash and cash equivalents at the end of the period			(663,000)		0		0
As Originally Restated
Cash flows from operating activities
Net loss					(477,455,000)		(969,298,000)
Adjustments to reconcile net loss to net cash flows:
Depreciation and amortization expense					142,991,000		217,841,000
Warranty provisions					91,283,000		57,480,000
Impairment of inventory					14,830,000		30,782,000
Finance income					(8,552,000)		(32,970,000)
Finance expense					108,402,000		45,218,000
Fair value change - Earn-out rights					(902,068,000)
Fair value change - Class C Shares					(35,090,000)
Listing expense					372,318,000
Income tax benefit (expense)					29,660,000		(3,075,000)
Loss on derecognition and disposal of property, plant, and equipment and intangible assets					11,036,000
Other provisions					23,367,000		11,560,000
Unrealized exchange (loss) gain on trade payables					(26,672,000)		9,876,000
Other non-cash expense and income					11,266,000		0
Change in operating assets and liabilities:
Inventories					(186,393,000)		(283,776,000)
Contract liabilities					21,629,000		59,074,000
Trade receivables, prepaid expenses, and other assets					(222,691,000)		57,119,000
Trade payables, accrued expenses, and other liabilities					21,981,000		496,782,000
Interest received							1,396,000
Interest received					8,552,000
Interest paid					(68,130,000)		(12,564,000)
Taxes paid					(19,559,000)
Cash used for operating activities					(1,089,295,000)		(314,555,000)
Cash flows from investing activities
Additions to property, plant, and equipment					(32,269,000)		(24,701,000)
Additions to intangible assets					(674,275,000)		(102,236,000)
Additions to other investments					(2,500,000)
Cash used for investing activities					(709,044,000)		(126,937,000)
Cash flows from financing activities
Change in restricted deposits							48,830,000
Proceeds from short-term borrowings					2,149,799,000		698,882,000
Proceeds from related party capital contribution					(1,426,935,000)
Proceeds from issuance of share capital and other contributed capital					1,417,973,000		582,388,000
Repayments of borrowings							(411,950,000)
Repayments of lease liabilities					(19,448,000)		(8,913,000)
Transaction costs					(38,903,000)		0
Cash provided by financing activities					2,082,486,000		909,237,000
Effect of foreign exchange rate changes on cash and cash equivalents					(66,947,000)		(27,492,000)
Net (decrease) increase in cash and cash equivalents					217,200,000		440,253,000
Cash and cash equivalents at the beginning of the period			973,877,000		756,677,000		316,424,000
Cash and cash equivalents at the end of the period					973,877,000		756,677,000
Current Restatement Adjustments
Cash flows from operating activities
Net loss					(1,562,000)		(510,000)
Adjustments to reconcile net loss to net cash flows:
Depreciation and amortization expense					(2,185,000)		(6,262,000)
Warranty provisions					(38,000)		(1,658,000)
Impairment of inventory					0		0
Finance income					0		0
Finance expense					0		0
Fair value change - Earn-out rights					0
Fair value change - Class C Shares					0
Listing expense					0
Income tax benefit (expense)					96,000		0
Loss on derecognition and disposal of property, plant, and equipment and intangible assets					0
Other provisions					0		0
Unrealized exchange (loss) gain on trade payables					0		0
Other non-cash expense and income					2,185,000		6,262,000
Change in operating assets and liabilities:
Inventories					0		0
Contract liabilities					2,034,000		0
Trade receivables, prepaid expenses, and other assets					8,527,000		3,234,000
Trade payables, accrued expenses, and other liabilities					(713,000)		(7,585,000)
Interest received							(2,976,000)
Interest received					0
Interest paid					0		0
Taxes paid					0
Cash used for operating activities					8,344,000		(9,495,000)
Cash flows from investing activities
Additions to property, plant, and equipment					0		0
Additions to intangible assets					0		0
Additions to other investments					0
Cash used for investing activities					0		0
Cash flows from financing activities
Change in restricted deposits							0
Proceeds from short-term borrowings					1,156,000		9,481,000
Proceeds from related party capital contribution					(9,481,000)
Proceeds from issuance of share capital and other contributed capital					0		0
Repayments of borrowings							0
Repayments of lease liabilities					0		0
Transaction costs					0		0
Cash provided by financing activities					(8,325,000)		9,481,000
Effect of foreign exchange rate changes on cash and cash equivalents					(19,000)		14,000
Net (decrease) increase in cash and cash equivalents					0		0
Cash and cash equivalents at the beginning of the period			$ 0		0		0
Cash and cash equivalents at the end of the period					$ 0		$ 0

[1]	Refer to Note 31 - Restatement of financial statements for reconciliations between previously reported and as revised annual amounts.
[2]	Refer to Note 31 - Restatement of financial statements for reconciliations between previously reported and as revised annual amounts.
[3]	1 - Refer to Note 31 - Restatement of financial statements for reconciliations between previously reported and as revised annual amounts.